JFR
Nuveen Floating Rate Income Fund
Portfolio of Investments    April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 158.0% (97.3% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 139.2% (85.7% of Total Investments) (2)
	Aerospace & Defense – 2.2% (1.3% of Total Investments)
$693	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.483%	1-Month LIBOR	2.000%	8/21/24	BB+	$694,992
5,947	Sequa Corporation, Term Loan, First Lien	7.776%	3-Month LIBOR	5.000%	11/28/21	B-	5,892,204
2,134	Sequa Corporation, Term Loan, Second Lien	11.583%	3-Month LIBOR	9.000%	4/28/22	Caa2	2,100,690
2,885	Transdigm, Inc., Term Loan E	4.983%	1-Month LIBOR	2.500%	5/30/25	Ba3	2,876,414
973	Transdigm, Inc., Term Loan F	4.983%	1-Month LIBOR	2.500%	6/09/23	Ba3	970,913
1,300	Transdigm, Inc., Term Loan G, First Lien	4.983%	1-Month LIBOR	2.500%	8/22/24	Ba3	1,296,283
13,932	Total Aerospace & Defense						13,831,496
	Air Freight & Logistics – 0.8% (0.5% of Total Investments)
1,481	Ceva Group PLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,432,935
1,606	PAE Holding Corporation, Term Loan B	7.983%	1-Month LIBOR	5.500%	10/20/22	B+	1,609,195
2,166	XPO Logistics, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/24/25	BBB-	2,158,482
5,253	Total Air Freight & Logistics						5,200,612
	Airlines – 2.1% (1.3% of Total Investments)
4,056	American Airlines, Inc., Replacement Term Loan	4.481%	1-Month LIBOR	2.000%	10/10/21	BB+	4,054,253
1,920	American Airlines, Inc., Term Loan 2025	4.229%	1-Month LIBOR	1.750%	6/27/25	BB+	1,897,166
7,534	American Airlines, Inc., Term Loan B	4.473%	1-Month LIBOR	2.000%	12/14/23	BB+	7,497,586
13,510	Total Airlines						13,449,005
	Auto Components – 1.1% (0.7% of Total Investments)
1,405	DexKo Global, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	7/24/24	B1	1,404,831
3,500	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	3,518,567
1,959	Superior Industries International, Inc., Term Loan B	6.483%	1-Month LIBOR	4.000%	5/22/24	B1	1,936,821
6,864	Total Auto Components						6,860,219
	Automobiles – 0.4% (0.2% of Total Investments)
1,000	Caliber Collision, Term Loan B	5.977%	1-Month LIBOR	3.500%	2/05/26	B1	1,008,125

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$1,481	Navistar, Inc., Term Loan B	5.990%	1-Month LIBOR	3.500%	11/06/24	Ba2	$1,484,768
2,481	Total Automobiles						2,492,893
	Beverages – 0.6% (0.4% of Total Investments)
4,108	Jacobs Douwe Egberts, Term Loan B	4.563%	1-Month LIBOR	2.000%	11/01/25	Ba2	4,124,462
	Biotechnology – 0.8% (0.5% of Total Investments)
5,390	Grifols, Inc., Term Loan B	4.674%	1-Week LIBOR	2.250%	1/31/25	BB	5,403,475
	Building Products – 2.0% (1.2% of Total Investments)
2,000	ACProducts, Inc., Term Loan, First Lien	7.983%	1-Month LIBOR	5.500%	2/15/24	B+	1,910,000
863	Fairmount, Initial Term Loan	6.598%	3-Month LIBOR	3.750%	6/01/25	BB	769,607
647	Ply Gem Industries, Inc., Term Loan B	6.354%	3-Month LIBOR	3.750%	4/12/25	B+	639,729
9,511	Quikrete Holdings, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	11/15/23	BB-	9,481,716
13,021	Total Building Products						12,801,052
	Capital Markets – 1.8% (1.1% of Total Investments)
3,482	Capital Automotive LP, Term Loan, Second Lien	8.483%	1-Month LIBOR	6.000%	3/24/25	B3	3,507,770
7,778	RPI Finance Trust, Term Loan B6	4.483%	1-Month LIBOR	2.000%	3/27/23	BBB-	7,797,492
11,260	Total Capital Markets						11,305,262
	Chemicals – 0.4% (0.2% of Total Investments)
1,202	Ineos US Finance LLC, Term Loan	4.483%	1-Month LIBOR	2.000%	4/01/24	BB+	1,198,737
738	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	738,726
599	SI Group, Term Loan B	7.348%	3-Month LIBOR	4.750%	10/15/25	B	602,236
2,539	Total Chemicals						2,539,699
	Commercial Services & Supplies – 4.4% (2.7% of Total Investments)
695	ADS Waste Holdings, Inc., Term Loan B	4.681%	1-Week LIBOR	2.250%	11/10/23	BB+	697,408
2,470	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.823%	3-Month LIBOR	4.250%	6/21/24	B	2,429,430
696	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	26,101
1,006	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	1,639
8,273	Formula One Group, Term Loan B	4.983%	1-Month LIBOR	2.500%	2/01/24	B+	8,175,078
463	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	6.598%	3-Month LIBOR	4.000%	10/19/23	B2	461,027
2,488	GFL Environmental, Term Loan	5.483%	1-Month LIBOR	3.000%	5/31/25	B+	2,471,138
4,762	iQor US, Inc., Term Loan, First Lien	7.592%	3-Month LIBOR	5.000%	4/01/21	Caa1	4,511,016
500	iQor US, Inc., Term Loan, Second Lien	11.342%	3-Month LIBOR	8.750%	4/01/22	Caa3	408,333
1,146	KAR Auction Services, Inc., Term Loan B5	5.125%	3-Month LIBOR	2.500%	3/09/23	Ba2	1,148,292
1,184	LSC Communications, Refinancing Term Loan	7.931%	1-Week LIBOR	5.500%	9/30/22	B1	1,188,607
2,855	Protection One, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	5/02/22	BB-	2,862,499

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,940	Universal Services of America, Initial Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	7/28/22	B2	$1,916,788
1,750	Universal Services of America, Term Loan, Second Lien	10.983%	1-Month LIBOR	8.500%	7/28/23	CCC	1,721,125
340	West Corporation, Incremental Term Loan B1	6.129%	3-Month LIBOR	3.500%	10/10/24	Ba3	328,090
30,568	Total Commercial Services & Supplies						28,346,571
	Communications Equipment – 5.3% (3.3% of Total Investments)
6,276	Avaya, Inc., Term Loan B	6.723%	1-Month LIBOR	4.250%	12/15/24	B	6,302,393
570	CBS Radio, Inc., Term Loan B	5.229%	1-Month LIBOR	2.750%	11/18/24	BB	570,635
7,500	CommScope, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	4/06/26	Ba1	7,576,162
1,596	Mitel US Holdings, Inc., Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	11/30/25	B	1,582,833
708	MultiPlan, Inc., Term Loan B	5.351%	3-Month LIBOR	2.750%	6/07/23	B+	701,522
2,078	Plantronics, Term Loan B	4.983%	1-Month LIBOR	2.500%	7/02/25	Ba1	2,072,700
15,485	Univision Communications, Inc., Term Loan C5	5.233%	1-Month LIBOR	2.750%	3/15/24	B	14,928,870
34,213	Total Communications Equipment						33,735,115
	Construction & Engineering – 0.6% (0.4% of Total Investments)
1,985	KBR, Inc, Term Loan B	6.233%	1-Month LIBOR	3.750%	4/25/25	Ba3	1,999,888
1,751	Traverse Midstream Partners, Term Loan B	6.590%	3-Month LIBOR	4.000%	9/27/24	B+	1,749,647
3,736	Total Construction & Engineering						3,749,535
	Consumer Finance – 0.7% (0.5% of Total Investments)
2,480	Vantiv LLC, Repriced Term Loan B4	4.208%	1-Week LIBOR	1.750%	8/09/24	BBB-	2,483,546
2,259	Verscend Technologies, Tern Loan B	6.983%	1-Month LIBOR	4.500%	8/27/25	B+	2,277,619
4,739	Total Consumer Finance						4,761,165
	Containers & Packaging – 0.2% (0.1% of Total Investments)
1,397	Berry Global, Inc., Term Loan Q	4.481%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,397,367
	Distributors – 0.3% (0.2% of Total Investments)
1,985	SRS Distribution, Inc., Term Loan B	5.733%	1-Month LIBOR	3.250%	5/23/25	B3	1,937,032
	Diversified Consumer Services – 2.5% (1.5% of Total Investments)
5,790	Cengage Learning Acquisitions, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	6/07/23	B	5,592,041
561	Education Management LLC, Elevated Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	89,831
5,678	Houghton Mifflin, Term Loan B, First Lien	5.483%	1-Month LIBOR	3.000%	5/28/21	B	5,490,979
1,684	Laureate Education, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	4/26/24	B+	1,690,763

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services (continued)
$2,993	Refinitiv, Term Loan B	6.233%	1-Month LIBOR	3.750%	10/01/25	B	$2,965,074
16,706	Total Diversified Consumer Services						15,828,688
	Diversified Financial Services – 3.8% (2.3% of Total Investments)
1,684	Freedom Mortgage Corporation, Initial Term Loan	7.233%	1-Month LIBOR	4.750%	2/23/22	Ba2	1,695,915
1,599	Getty Images Inc., Term Loan B, First Lien	7.000%	1-Month LIBOR	4.500%	2/19/26	B2	1,596,734
13,942	Hilton Hotels, Term Loan B	4.227%	1-Month LIBOR	1.750%	10/25/23	BBB-	14,002,896
751	Lions Gate Entertainment Corp., Term Loan B	4.733%	1-Month LIBOR	2.250%	3/24/25	Ba2	749,842
2,281	Veritas US, Inc., Term Loan B1	7.009%	3-Month LIBOR	4.500%	1/27/23	B	2,146,358
6,093	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	3,918,661
26,350	Total Diversified Financial Services						24,110,406
	Diversified Telecommunication Services – 7.3% (4.5% of Total Investments)
2,109	CenturyLink, Inc., Initial Term Loan A	5.233%	1-Month LIBOR	2.750%	11/01/22	BBB-	2,112,676
11,423	CenturyLink, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	1/31/25	BBB-	11,368,481
5,767	Frontier Communications Corporation, Term Loan B	6.240%	1-Month LIBOR	3.750%	1/14/22	B	5,639,566
465	Intelsat Jackson Holdings, S.A., Term Loan B4	6.979%	1-Month LIBOR	4.500%	1/02/24	B1	469,467
744	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	751,899
6,283	Level 3 Financing, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	2/22/24	BBB-	6,293,791
6,965	Numericable Group S.A., Term Loan B13	6.473%	1-Month LIBOR	4.000%	8/14/26	B	6,840,605
1,250	Windstream Services LLC, DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,253,906
12,000	Ziggo B.V., Term Loan E	4.973%	1-Month LIBOR	2.500%	4/15/25	B+	11,911,260
47,006	Total Diversified Telecommunication Services						46,641,651
	Electric Utilities – 0.9% (0.6% of Total Investments)
848	EFS Cogen Holdings LLC, Term Loan B	5.860%	3-Month LIBOR	3.250%	6/28/23	BB	847,606
3,184	Texas Competitive Electric Holdings LLC, Exit Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/23	BBB-	3,190,734
1,705	Vistra Operations Co., Term Loan B3	4.476%	1-Month LIBOR	2.000%	12/31/25	BBB-	1,708,071
5,737	Total Electric Utilities						5,746,411
	Electronic Equipment, Instruments & Components – 0.4% (0.2% of Total Investments)
2,269	TTM Technologies, Inc., Term Loan B	5.002%	1-Month LIBOR	2.500%	9/28/24	BB+	2,270,425
	Energy Equipment & Services – 1.4% (0.8% of Total Investments)
4,950	McDermott International, Term Loan	7.483%	1-Month LIBOR	5.000%	5/12/25	Ba3	4,909,261

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Energy Equipment & Services (continued)
$4,680	Seadrill Partners LLC, Initial Term Loan	8.601%	3-Month LIBOR	6.000%	2/21/21	CCC+	$3,757,729
9,630	Total Energy Equipment & Services						8,666,990
	Equity Real Estate Investment Trust – 2.4% (1.4% of Total Investments)
8,566	Communications Sales & Leasing, Inc., Shortfall Term Loan, (DD1)	7.483%	1-Month LIBOR	5.000%	10/24/22	Caa1	8,458,962
3,313	MGM Growth Properties, Term Loan B	4.483%	1-Month LIBOR	2.000%	3/21/25	BB+	3,316,295
1,462	Realogy Group LLC, Term Loan A	4.730%	1-Month LIBOR	2.250%	2/08/23	Ba1	1,447,875
1,839	Realogy Group LLC, Term Loan B	4.730%	1-Month LIBOR	2.250%	2/08/25	BB+	1,800,472
15,180	Total Equity Real Estate Investment Trust						15,023,604
	Food & Staples Retailing – 6.4% (4.0% of Total Investments)
2,925	Albertson's LLC, Term Loan B5	5.609%	3-Month LIBOR	3.000%	12/21/22	Ba2	2,933,596
1,878	Albertson's LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	6/22/23	Ba2	1,882,270
21,465	Albertson's LLC, Term Loan B7	5.483%	1-Month LIBOR	3.000%	11/17/25	Ba2	21,516,938
709	Del Monte Foods Company, Term Loan, First Lien	5.901%	3-Month LIBOR	3.250%	2/18/21	CCC+	547,765
1,659	Hearthside Group Holdings LLC, Term Loan B	6.171%	1-Month LIBOR	3.688%	5/23/25	B2	1,629,013
12,535	US Foods, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	6/27/23	BBB-	12,524,482
41,171	Total Food & Staples Retailing						41,034,064
	Food Products – 0.2% (0.1% of Total Investments)
1,315	American Seafoods Group LLC, Term Loan B	5.230%	1-Month LIBOR	2.750%	8/21/23	BB-	1,316,690
	Health Care Equipment & Supplies – 1.9% (1.2% of Total Investments)
3,287	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B1	3,301,625
914	Air Methods Term Loan, First Lien, (DD1)	6.101%	3-Month LIBOR	3.500%	4/22/24	B	791,694
1,193	Greatbatch, New Term Loan B	5.480%	1-Month LIBOR	3.000%	10/27/22	B+	1,198,997
3,454	Onex Carestream Finance LP, Term Loan, First Lien	8.233%	1-Month LIBOR	5.750%	2/28/21	B1	3,389,385
2,351	Onex Carestream Finance LP, Term Loan, Second Lien	11.983%	1-Month LIBOR	9.500%	6/07/21	B-	2,292,187
1,216	Vyaire Medical, Inc., Term Loan B, (DD1)	7.350%	3-Month LIBOR	4.750%	4/16/25	B3	1,091,269
12,415	Total Health Care Equipment & Supplies						12,065,157
	Health Care Providers & Services – 8.4% (5.2% of Total Investments)
1,870	Acadia Healthcare, Inc., Term Loan B3	4.983%	1-Month LIBOR	2.500%	2/11/22	Ba2	1,869,568
108	Air Medical Group Holdings, Inc., Term Loan B	6.727%	1-Month LIBOR	4.250%	3/14/25	B1	106,105
2,767	Air Medical Group Holdings, Inc., Term Loan B, (DD1)	5.723%	1-Month LIBOR	3.250%	4/28/22	B1	2,707,289
1,490	Ardent Health, Term Loan, First Lien	6.983%	1-Month LIBOR	4.500%	6/30/25	B1	1,496,051
1,269	Brightspring Health, Delayed Draw, Term Loan	6.977%	1-Month LIBOR	4.500%	3/05/26	B1	1,279,941

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$115	Brightspring Health, Delayed Draw, Term Loan, (6)	4.500%	N/A	4.500%	3/05/26	B1	$116,358
2,722	Catalent Pharma Solutions, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	5/20/24	BB	2,724,073
58	Civitas Solutions Inc, Incremental Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	58,955
941	Civitas Solutions Inc, Term Loan	6.740%	1-Month LIBOR	4.250%	3/09/26	B1	949,170
1,382	Concentra, Inc., Term Loan B	5.230%	1-Month LIBOR	2.750%	6/01/22	B+	1,385,971
1,074	ConvaTec Healthcare, Term Loan B	4.851%	3-Month LIBOR	2.250%	10/25/23	BB	1,074,427
670	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	5.233%	1-Month LIBOR	2.750%	6/24/21	BBB-	672,364
1,850	Envision Healthcare Corporation, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,790,717
1,244	HCA, Inc., Term Loan B10	4.483%	1-Month LIBOR	2.000%	3/13/25	BBB-	1,247,717
4,074	HCA, Inc., Term Loan B11	4.233%	1-Month LIBOR	1.750%	3/17/23	BBB-	4,087,172
1,876	Healogics, Inc., Term Loan, First Lien	6.850%	3-Month LIBOR	4.250%	7/01/21	B-	1,611,190
982	Heartland Dental Care, Inc., Term Loan, First Lien	6.233%	1-Month LIBOR	3.750%	4/30/25	B2	969,032
22	Heartland Dental Care, Inc., Term Loan, First Lien, (6)	5.587%	N/A	5.587%	4/30/25	B2	21,686
3,404	Kindred at Home Hospice, Term Loan B	6.250%	1-Month LIBOR	3.750%	7/02/25	B1	3,418,619
1,000	Kindred at Home Hospice, Term Loan, Second Lien	9.500%	1-Month LIBOR	7.000%	7/02/26	CCC+	1,029,375
4,533	Lifepoint Health, Inc., Term Loan	6.987%	1-Month LIBOR	4.500%	11/16/25	B+	4,561,056
2,588	Millennium Laboratories, Inc., Term Loan B, First Lien	8.983%	1-Month LIBOR	6.500%	12/21/20	Caa3	1,281,207
10,791	Pharmaceutical Product Development, Inc., Term Loan B, (DD1)	4.983%	1-Month LIBOR	2.500%	8/18/22	Ba3	10,745,537
2,536	Prospect Medical Holdings, Term Loan B1	8.000%	1-Month LIBOR	5.500%	2/22/24	B	2,399,436
265	Quorum Health Corp., Term Loan B	9.233%	1-Month LIBOR	6.750%	4/29/22	B1	263,735
2,615	Select Medical Corporation, Term Loan B	4.990%	1-Month LIBOR	2.500%	3/06/25	Ba2	2,621,366
2,722	Team Health, Initial Term Loan	5.233%	1-Month LIBOR	2.750%	2/06/24	B	2,562,372
371	Vizient Inc., Term Loan B	0.000%	N/A	N/A	4/17/26	BB-	373,568
55,339	Total Health Care Providers & Services						53,424,057
	Health Care Technology – 1.1% (0.6% of Total Investments)
6,720	Emdeon, Inc., Term Loan	5.233%	1-Month LIBOR	2.750%	3/01/24	B+	6,727,795
	Hotels, Restaurants & Leisure – 12.8% (7.9% of Total Investments)
2,546	24 Hour Fitness Worldwide, Inc., Term Loan B	5.983%	1-Month LIBOR	3.500%	5/30/25	Ba3	2,557,176
1,166	Aramark Corporation, Term Loan	4.233%	1-Month LIBOR	1.750%	3/11/25	BBB-	1,165,828
990	Arby's Restaurant Group, Inc., Term Loan B	5.723%	1-Month LIBOR	3.250%	2/05/25	B	989,470

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$22,235	Burger King Corporation, Term Loan B3	4.733%	1-Month LIBOR	2.250%	2/16/24	Ba3	$22,228,426
6,451	Caesars Entertainment Operating Company, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	10/06/24	BB	6,431,167
4,938	Caesars Resort Collection, Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	12/23/24	BB	4,958,583
500	Carrols Restaurant Group Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	502,708
944	CCM Merger, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	8/09/21	BB-	946,578
4,571	CityCenter Holdings LLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	4/18/24	BB-	4,574,912
2,677	Equinox Holdings, Inc., Term Loan B1	5.483%	1-Month LIBOR	3.000%	3/08/24	B+	2,682,719
978	Four Seasons Holdings, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	11/30/23	BB	978,722
3,820	Intrawest Resorts Holdings, Inc., Term Loan B	5.483%	1-Month LIBOR	3.000%	7/31/24	B	3,843,883
2,495	Life Time Fitness, Inc., Term Loan B	5.379%	3-Month LIBOR	2.750%	6/10/22	BB-	2,495,465
1,250	MGM Resorts International, Term Loan A	4.733%	1-Month LIBOR	2.250%	12/21/23	BB+	1,245,831
12,408	Scientific Games Corp., Initial Term Loan B5	5.233%	1-Month LIBOR	2.750%	8/14/24	Ba3	12,394,538
3,166	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.483%	1-Month LIBOR	3.000%	4/01/24	B	3,164,315
4,737	Stars Group Holdings, Term Loan B	6.101%	3-Month LIBOR	3.500%	7/10/25	B+	4,765,831
3,435	Station Casino LLC, Term Loan B	4.990%	1-Month LIBOR	2.500%	6/08/23	BB	3,444,463
1,990	Wyndham International, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	5/30/25	BBB-	1,991,085
81,297	Total Hotels, Restaurants & Leisure						81,361,700
	Household Durables – 0.4% (0.2% of Total Investments)
3,504	Serta Simmons Holdings LLC, Term Loan, First Lien	5.973%	1-Month LIBOR	3.500%	11/08/23	CCC+	2,567,651
	Household Products – 0.7% (0.5% of Total Investments)
998	Energizer Holdings Inc, Term Loan B	4.750%	1-Month LIBOR	2.250%	12/17/25	N/R	999,370
3,774	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.233%	1-Month LIBOR	2.750%	2/05/23	B+	3,786,079
4,772	Total Household Products						4,785,449
	Independent Power & Renewable Electricity Producers – 0.8% (0.5% of Total Investments)
5,006	NRG Energy, Inc., Term Loan B	4.233%	1-Month LIBOR	1.750%	6/30/23	BBB-	5,010,409
	Industrial Conglomerates – 0.2% (0.1% of Total Investments)
1,485	Education Advisory Board, Term Loan, First Lien	6.381%	3-Month LIBOR	3.750%	11/15/24	B2	1,473,863
	Insurance – 2.2% (1.4% of Total Investments)
980	Acrisure LLC, Term Loan B	6.879%	3-Month LIBOR	4.250%	11/22/23	B	980,075
6,103	Alliant Holdings I LLC, Term Loan B	5.237%	1-Month LIBOR	2.750%	5/09/25	B	6,011,225
3,987	Asurion LLC, Term Loan B6	5.483%	1-Month LIBOR	3.000%	11/03/23	Ba3	4,004,945

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Insurance (continued)
$3,343	Hub International Holdings, Inc., Term Loan B	5.336%	2-Month LIBOR	2.750%	4/25/25	B	$3,314,022
14,413	Total Insurance						14,310,267
	Interactive Media & Services – 0.7% (0.4% of Total Investments)
2,805	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	5.738%	1-Month LIBOR	3.000%	11/03/23	BB-	2,663,569
1,995	WeddingWire, Inc., Term Loan	6.983%	1-Month LIBOR	4.500%	12/19/25	B+	2,009,962
4,800	Total Interactive Media & Services						4,673,531
	Internet & Direct Marketing Retail – 0.9% (0.6% of Total Investments)
4,970	Uber Technologies, Inc., Term Loan	6.484%	1-Month LIBOR	4.000%	4/04/25	N/R	4,999,981
742	Uber Technologies, Inc., Term Loan	5.987%	1-Month LIBOR	3.500%	7/13/23	N/R	743,392
5,712	Total Internet & Direct Marketing Retail						5,743,373
	Internet Software & Services – 0.6% (0.4% of Total Investments)
1,945	Ancestry.com, Inc., Term Loan, First Lien	5.740%	1-Month LIBOR	3.250%	10/19/23	B	1,952,294
1,078	Dynatrace, Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	8/22/25	B1	1,082,801
110	Dynatrace, Term Loan, Second Lien	9.483%	1-Month LIBOR	7.000%	8/21/26	CCC+	109,613
2,448	SkillSoft Corporation, Term Loan, Second Lien	10.733%	1-Month LIBOR	8.250%	4/28/22	CCC	756,820
5,581	Total Internet Software & Services						3,901,528
	IT Services – 5.8% (3.5% of Total Investments)
1,010	DTI Holdings, Inc., Replacement Term Loan B1	7.333%	3-Month LIBOR	4.750%	9/29/23	B	954,382
1,182	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	7/10/22	BB	1,183,317
8,278	First Data Corporation, Term Loan, First Lien	4.481%	1-Month LIBOR	2.000%	4/26/24	BB	8,285,978
1,644	Gartner, Inc., Term Loan A	3.983%	1-Month LIBOR	1.500%	3/21/22	BB+	1,650,356
2,500	GTT Communications, Inc., Term Loan, First Lien	5.230%	1-Month LIBOR	2.750%	6/02/25	B2	2,426,839
657	Presidio, Inc., Term Loan B	5.340%	1-Month LIBOR	2.750%	2/02/24	B+	657,885
3,614	Sabre, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	2/22/24	BB	3,613,300
856	Science Applications International Corporation, Term Loan B	4.233%	1-Month LIBOR	1.750%	10/31/25	BB+	855,329
3,500	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.473%	1-Month LIBOR	9.000%	3/11/24	CCC+	2,695,000
4,326	Syniverse Holdings, Inc., Term Loan C	7.473%	1-Month LIBOR	5.000%	3/09/23	B	4,132,032
2,456	Tempo Acquisition LLC, Term Loan B	5.483%	1-Month LIBOR	3.000%	5/01/24	B1	2,462,391
3,750	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	3,672,656
2,718	West Corporation, Term Loan B	6.629%	3-Month LIBOR	4.000%	10/10/24	Ba3	2,636,541

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$1,459	WEX, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/23	BB-	$1,463,768
37,950	Total IT Services						36,689,774
	Life Sciences Tools & Services – 0.5% (0.3% of Total Investments)
496	Inventiv Health, Inc, Term Loan B	4.483%	1-Month LIBOR	2.000%	8/01/24	BB	495,635
2,472	Parexel International Corp., Term Loan B	5.233%	1-Month LIBOR	2.750%	9/27/24	B1	2,428,934
2,968	Total Life Sciences Tools & Services						2,924,569
	Machinery – 1.0% (0.6% of Total Investments)
1,006	BJ's Wholesale Club, Inc., Term Loan B	5.473%	1-Month LIBOR	3.000%	2/01/24	B	1,011,819
2,349	Gardner Denver, Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	7/30/24	BB+	2,357,332
1,455	Gates Global LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	4/01/24	B+	1,459,597
890	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	7.101%	3-Month LIBOR	4.500%	11/27/20	CCC+	842,759
850	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.601%	3-Month LIBOR	9.000%	11/26/21	CCC-	721,442
6,550	Total Machinery						6,392,949
	Marine – 0.6% (0.4% of Total Investments)
1,275	American Commercial Lines LLC, Term Loan B, First Lien	11.233%	1-Month LIBOR	8.750%	11/12/20	CCC+	896,752
3,119	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	3,113,584
4,394	Total Marine						4,010,336
	Media – 12.3% (7.6% of Total Investments)
533	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	7/23/21	B	468,840
655	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.737%, PIK 1.750%)	6.487%	1-Month LIBOR	4.000%	4/10/24	N/R	576,564
750	Catalina Marketing Corporation, First Out Loan	9.973%	1-Month LIBOR	7.500%	2/15/23	B2	639,148
925	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 3.484%, PIK 9.500%)	3.473%	1-Month LIBOR	1.000%	8/15/23	Caa2	457,941
6,143	Cequel Communications LLC, Term Loan B	4.723%	1-Month LIBOR	2.250%	1/15/26	BB	6,129,433
5,459	Charter Communications Operating Holdings LLC, Term Loan B	4.490%	1-Month LIBOR	2.000%	4/30/25	BBB-	5,479,036
2,832	Cineworld Group PLC, Term Loan B	4.733%	1-Month LIBOR	2.250%	2/28/25	BB-	2,824,037
7,497	Clear Channel Communications, Inc., Term Loan D, (5)	0.000%	N/A	N/A	1/30/20	B1	5,587,357
9,868	Clear Channel Communications, Inc., Term Loan E, (5)	0.000%	N/A	N/A	7/30/19	B1	7,376,267
2,228	CSC Holdings LLC, Term Loan B	4.973%	1-Month LIBOR	2.500%	1/25/26	BB	2,230,284
8,182	Cumulus Media, Inc., Exit Term Loan	6.990%	1-Month LIBOR	4.500%	5/13/22	B	8,127,835

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$1,000	EW Scripps, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	$1,003,750
830	Gray Television, Inc., Term Loan B2	4.727%	1-Month LIBOR	2.250%	2/07/24	BB	830,589
998	Gray Television, Inc., Term Loan C	4.977%	1-Month LIBOR	2.500%	1/02/26	BB	1,000,742
2,750	IMG Worldwide, Inc., Term Loan B	5.360%	3-Month LIBOR	2.750%	5/18/25	B	2,689,521
4,033	Intelsat Jackson Holdings, S.A., Term Loan B	6.229%	1-Month LIBOR	3.750%	11/30/23	B1	4,037,156
4,851	McGraw-Hill Education Holdings LLC, Term Loan B	6.483%	1-Month LIBOR	4.000%	5/02/22	B+	4,656,303
2,728	Meredith Corporation, Term Loan B1	5.233%	1-Month LIBOR	2.750%	1/31/25	BB	2,741,171
1,990	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	7/03/25	BB	1,990,000
1,250	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.990%	1-Month LIBOR	4.500%	7/03/26	B2	1,220,313
637	Nexstar Broadcasting, Inc., Term Loan B3	4.752%	1-Month LIBOR	2.250%	1/17/24	BB+	634,795
3,386	Nexstar Broadcasting, Inc., Term Loan B3	4.729%	1-Month LIBOR	2.250%	1/17/24	BB+	3,374,020
530	Red Ventures, Term Loan B	5.483%	1-Month LIBOR	3.000%	11/08/24	B1	533,055
3,520	Sinclair Television Group, Term Loan B2	4.740%	1-Month LIBOR	2.250%	1/03/24	BB+	3,526,711
2,138	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.983%	1-Month LIBOR	3.500%	8/15/22	B	2,143,646
2,066	UPC Financing Partnership, Term Loan AR1, First Lien	4.973%	1-Month LIBOR	2.500%	1/15/26	BB	2,069,373
6,219	WideOpenWest Finance LLC, Term Loan B	5.737%	1-Month LIBOR	3.250%	8/18/23	B	6,125,502
83,998	Total Media						78,473,389
	Mortgage Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
4,350	Capital Automotive LP, Term Loan, First Lien	4.990%	1-Month LIBOR	2.500%	3/25/24	B1	4,346,823
	Multiline Retail – 1.2% (0.8% of Total Investments)
1	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 8.500%, PIK 1.500%)	9.500%	PRIME	4.000%	1/13/22	CCC+	567
1,695	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.651%, PIK 1.500%)	9.151%	6-Month LIBOR	6.500%	1/13/22	CCC+	1,464,147
1,395	99 Cents Only Stores, Term Loan B2, Second Lien, (cash 7.629%, PIK 1.500%)	9.129%	3-Month LIBOR	6.500%	1/13/22	CCC+	1,204,733
1,893	Belk, Inc., Term Loan B, First Lien	7.447%	3-Month LIBOR	4.750%	12/12/22	B2	1,592,441
1,980	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	1,962,681
898	Hudson's Bay Company, Term Loan B, First Lien	5.812%	2-Month LIBOR	3.250%	9/30/22	BB	890,193
776	Neiman Marcus Group, Inc., Term Loan	5.724%	1-Month LIBOR	3.250%	10/25/20	Caa2	721,126
8,638	Total Multiline Retail						7,835,888
	Oil, Gas & Consumable Fuels – 2.5% (1.5% of Total Investments)
1,444	BCP Renaissance Parent, Term Loan B	6.083%	3-Month LIBOR	3.500%	10/31/24	B+	1,453,380

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$1,397	California Resources Corporation, Term Loan	12.854%	1-Month LIBOR	10.375%	12/31/21	B	$1,442,470
5,040	California Resources Corporation, Term Loan B	7.229%	1-Month LIBOR	4.750%	12/31/22	B	4,902,660
3,333	Fieldwood Energy LLC, Exit Term Loan	7.730%	1-Month LIBOR	5.250%	4/11/22	B+	3,225,561
3,651	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (DD1)	9.733%	1-Month LIBOR	7.250%	4/11/23	B+	3,196,691
1,446	Peabody Energy Corporation, Term Loan B	5.233%	1-Month LIBOR	2.750%	3/31/25	BB	1,442,457
16,311	Total Oil, Gas & Consumable Fuels						15,663,219
	Personal Products – 1.8% (1.1% of Total Investments)
6,016	Coty, Inc., Term Loan A	4.474%	1-Month LIBOR	2.000%	4/05/23	BB	5,853,805
1,985	Coty, Inc., Term Loan B	4.724%	1-Month LIBOR	2.250%	4/07/25	BB	1,943,652
4,358	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.129%	3-Month LIBOR	3.500%	11/16/20	B3	3,417,046
12,359	Total Personal Products						11,214,503
	Pharmaceuticals – 2.2% (1.4% of Total Investments)
1,307	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	9/26/24	B-	1,226,696
5,506	Concordia Healthcare Corp, Exit Term Loan	7.984%	1-Month LIBOR	5.500%	9/06/24	B-	5,180,271
2,043	Valeant Pharmaceuticals International, Inc., Term Loan B	5.224%	1-Month LIBOR	2.750%	11/27/25	Ba2	2,047,554
5,569	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien, (DD1)	5.474%	1-Month LIBOR	3.000%	6/02/25	Ba2	5,601,007
14,425	Total Pharmaceuticals						14,055,528
	Professional Services – 1.9% (1.2% of Total Investments)
2,245	Ceridian HCM Holding, Inc., Term Loan B	5.252%	1-Month LIBOR	3.250%	4/30/25	B2	2,261,979
1,600	Dun & Bradstreet Corp., Initial Term Loan	7.479%	1-Month LIBOR	5.000%	2/06/26	B2	1,614,008
2,940	Nielsen Finance LLC, Term Loan B4	4.472%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,933,209
1,197	On Assignment, Inc., Term Loan B	4.483%	1-Month LIBOR	2.000%	4/02/25	BB	1,198,422
4,719	Skillsoft Corporation, Initial Term Loan, First Lien	7.233%	1-Month LIBOR	4.750%	4/28/21	B3	3,969,643
12,701	Total Professional Services						11,977,261
	Real Estate Management & Development – 1.0% (0.6% of Total Investments)
3,877	GGP, Initial Term Loan A2	4.729%	1-Month LIBOR	2.250%	8/28/23	BB+	3,787,651
853	GGP, Term Loan B	4.979%	1-Month LIBOR	2.500%	8/27/25	BB+	836,167

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development (continued)
$1,950	Trico Group, LLC, Initial Term Loan, First Lien	9.601%	3-Month LIBOR	7.000%	2/02/24	B	$1,852,723
6,680	Total Real Estate Management & Development						6,476,541
	Road & Rail – 2.2% (1.4% of Total Investments)
10,298	Avolon LLC, Term Loan B	4.487%	1-Month LIBOR	2.000%	1/15/25	Baa2	10,313,682
1,935	Quality Distribution, Incremental Term Loan, First Lien	8.101%	3-Month LIBOR	5.500%	8/18/22	B2	1,930,162
1,791	Savage Enterprises LLC, Term Loan B	6.980%	1-Month LIBOR	4.500%	8/01/25	B+	1,808,534
14,024	Total Road & Rail						14,052,378
	Semiconductors & Semiconductor Equipment – 1.3% (0.8% of Total Investments)
903	Cabot Microelectronics, Term Loan B	4.750%	1-Month LIBOR	2.250%	11/14/25	BB+	908,121
1,327	Cypress Semiconductor Corp, Term Loan B	4.490%	1-Month LIBOR	2.000%	7/05/21	Ba1	1,328,236
803	Lumileds, Term Loan B	6.063%	1-Month LIBOR	3.500%	6/30/24	B+	609,055
1,810	Microchip Technology., Inc, Term Loan B	4.490%	1-Month LIBOR	2.000%	5/29/25	Baa3	1,811,425
1,303	Micron Technology, Inc., Term Loan B	4.240%	1-Month LIBOR	1.750%	4/26/22	Baa2	1,306,484
2,021	ON Semiconductor Corporation, Term Loan B3	4.233%	1-Month LIBOR	1.750%	3/31/23	Baa3	2,015,456
8,167	Total Semiconductors & Semiconductor Equipment						7,978,777
	Software – 11.8% (7.3% of Total Investments)
3,934	Blackboard, Inc., Term Loan B4	7.529%	1-Month LIBOR	5.000%	6/30/21	B-	3,917,657
683	Compuware Corporation, Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	8/22/25	B1	688,388
3,100	Datto, Inc., Term Loan	6.733%	1-Month LIBOR	4.250%	4/02/26	B	3,138,750
2,150	DiscoverOrg LLC, Term Loan B	7.236%	3-Month LIBOR	4.500%	2/02/26	B	2,142,840
3,507	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	3,514,454
4,367	Greeneden U.S. Holdings II LLC, Term Loan B	5.733%	1-Month LIBOR	3.250%	12/01/23	B2	4,380,296
12,045	Infor (US), Inc., Term Loan B	5.233%	1-Month LIBOR	2.750%	2/01/22	B1	12,068,557
3,638	Informatica, Term Loan B	5.733%	1-Month LIBOR	3.250%	8/05/22	B1	3,655,438
1,460	Kronos Incorporated, Term Loan, First Lien	5.736%	3-Month LIBOR	3.000%	11/01/23	B	1,463,488
917	McAfee Holdings International, Inc., Term Loan, Second Lien	10.979%	1-Month LIBOR	8.500%	9/29/25	B-	930,646
4,257	McAfee LLC, Term Loan B	6.229%	1-Month LIBOR	3.750%	9/30/24	B1	4,289,537
1,110	Micro Focus International PLC, New Term Loan	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	1,108,498
7,495	Micro Focus International PLC, Term Loan B	4.983%	1-Month LIBOR	2.500%	6/21/24	BB-	7,485,959
5,117	Micro Focus International PLC, Term Loan B2	4.733%	1-Month LIBOR	2.250%	11/19/21	BB-	5,099,510
893	Misys, New Term Loan, Second Lien	9.851%	3-Month LIBOR	7.250%	6/13/25	CCC+	893,065

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$505	Mitchell International, Inc., Initial Term Loan, First Lien	5.733%	1-Month LIBOR	3.250%	11/29/24	B2	$499,354
667	Mitchell International, Inc., Initial Term Loan, Second Lien	9.733%	1-Month LIBOR	7.250%	12/01/25	CCC	656,333
1,955	RP Crown Parent LLC, Term Loan B	5.233%	1-Month LIBOR	2.750%	10/15/23	B1	1,957,444
4,157	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.733%	1-Month LIBOR	2.250%	4/16/25	BB+	4,164,381
2,971	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.733%	1-Month LIBOR	2.250%	4/16/25	BB	2,976,815
9,209	TIBCO Software, Inc., Term Loan, First Lien	5.990%	1-Month LIBOR	3.500%	12/04/20	B1	9,232,851
1,000	Ultimate Software, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,008,375
75,137	Total Software						75,272,636
	Specialty Retail – 2.4% (1.5% of Total Investments)
2,320	Academy, Ltd., Term Loan B	6.494%	1-Month LIBOR	4.000%	7/01/22	CCC+	1,736,221
5,357	Petco Animal Supplies, Inc., Term Loan B1	5.833%	3-Month LIBOR	3.250%	1/26/23	B2	4,374,713
8,623	Petsmart Inc., Term Loan B, First Lien, (DD1)	6.730%	1-Month LIBOR	4.250%	3/11/22	B3	8,336,558
1,534	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.473%	1-Month LIBOR	8.000%	11/08/24	CCC-	675,088
17,834	Total Specialty Retail						15,122,580
	Technology Hardware, Storage & Peripherals – 6.6% (4.1% of Total Investments)
7,322	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	7,290,066
19,450	Dell International LLC, Refinancing Term Loan B	4.490%	1-Month LIBOR	2.000%	9/07/23	BBB-	19,482,394
4,905	Dell International LLC, Replacement Term Loan A2	4.240%	1-Month LIBOR	1.750%	9/07/21	BBB-	4,906,696
10,553	Western Digital, Term Loan B	4.233%	1-Month LIBOR	1.750%	4/29/23	Baa2	10,472,723
42,230	Total Technology Hardware, Storage & Peripherals						42,151,879
	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)
283	HD Supply Waterworks, Ltd., Term Loan B	5.626%	3-Month LIBOR	3.000%	8/01/24	B+	284,013
2,791	Univar, Inc., Term Loan B	4.733%	1-Month LIBOR	2.250%	7/01/24	BB+	2,798,049
3,074	Total Trading Companies & Distributors						3,082,062
	Transportation Infrastructure – 0.4% (0.2% of Total Investments)
998	Atlantic Aviation FBO Inc., Term Loan	6.240%	1-Month LIBOR	3.750%	12/06/25	BB	1,011,216
524	Standard Aero, Canadien Term Loan	6.602%	3-Month LIBOR	4.000%	4/06/26	B	527,822
976	Standard Aero, USD Term Loan B	6.602%	3-Month LIBOR	4.000%	4/06/26	B	981,748
2,498	Total Transportation Infrastructure						2,520,786
	Wireless Telecommunication Services – 2.8% (1.7% of Total Investments)
3,975	Asurion LLC, Term Loan B4	5.483%	1-Month LIBOR	3.000%	8/04/22	Ba3	3,995,188

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$2,992	Sprint Corporation, Incremental Term Loan	5.500%	1-Month LIBOR	3.000%	2/02/24	Ba2	$2,953,852
11,270	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	Ba2	10,971,345
18,237	Total Wireless Telecommunication Services						17,920,385
$913,929	Total Variable Rate Senior Loan Interests (cost $901,676,972)						886,780,932

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 13.5% (8.3% of Total Investments)
	Communications Equipment – 2.4% (1.5% of Total Investments)
$210	Avaya Inc., 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
5,150	Avaya Inc., 144A, (5), (7)	10.500%	3/01/21	N/R	—
8,702	Intelsat Jackson Holdings S.A.	5.500%	8/01/23	CCC+	7,842,678
7,080	Intelsat Jackson Holdings S.A., 144A	9.750%	7/15/25	CCC+	7,265,850
21,142	Total Communications Equipment				15,108,528
	Containers & Packaging – 0.9% (0.5% of Total Investments)
5,718	Reynolds Group Issuer Inc.	5.750%	10/15/20	B+	5,734,889
	Diversified Telecommunication Services – 1.1% (0.7% of Total Investments)
1,185	Consolidated Communications Inc.	6.500%	10/01/22	B3	1,124,269
3,350	CSC Holdings LLC, 144A	10.875%	10/15/25	B+	3,852,500
2,444	Intelsat Luxembourg S.A.	7.750%	6/01/21	Ca	2,272,920
6,979	Total Diversified Telecommunication Services				7,249,689
	Health Care Providers & Services – 0.5% (0.3% of Total Investments)
1,260	Tenet Healthcare Corporation	4.750%	6/01/20	BB	1,274,175
830	Tenet Healthcare Corporation	6.000%	10/01/20	BB	858,012
1,200	Tenet Healthcare Corporation	4.500%	4/01/21	BB	1,216,500
3,290	Total Health Care Providers & Services				3,348,687
	Hotels, Restaurants & Leisure – 0.7% (0.4% of Total Investments)
3,000	Scientific Games International Inc.	10.000%	12/01/22	B-	3,157,500
1,400	Scientific Games International Inc., 144A	5.000%	10/15/25	Ba3	1,393,000
4,400	Total Hotels, Restaurants & Leisure				4,550,500
	Media – 3.9% (2.4% of Total Investments)
2,785	AMC Entertainment Holdings Inc.	6.125%	5/15/27	B3	2,593,531
1,000	CCO Holdings LLC	5.750%	9/01/23	BB+	1,022,500
200	Charter Communications Operating LLC	3.579%	7/23/20	BBB-	201,427
1,250	Clear Channel Worldwide Holdings Inc., 144A	9.250%	2/15/24	CCC+	1,345,313
645	DISH DBS Corporation	5.125%	5/01/20	BB-	649,031
2,000	DISH DBS Corporation	5.875%	7/15/22	BB-	1,951,400
4,812	iHeartCommunications Inc., (5)	9.000%	12/15/19	CCC	3,560,880

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Media (continued)
$16,459	iHeartCommunications Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	CC	$2,222,010
8,250	iHeartCommunications Inc., (5)	9.000%	3/01/21	CCC	6,105,000
1,762	iHeartCommunications Inc., 144A, (5)	11.250%	3/01/21	N/R	1,233,400
4,960	Intelsat Luxembourg S.A.	8.125%	6/01/23	CCC-	3,751,000
44,123	Total Media				24,635,492
	Oil, Gas & Consumable Fuels – 0.5% (0.3% of Total Investments)
95	California Resources Corporation, 144A	8.000%	12/15/22	B-	72,556
700	Denbury Resources Inc.	6.375%	8/15/21	CCC	581,000
2,547	Denbury Resources Inc., 144A	9.250%	3/31/22	B	2,578,838
3,342	Total Oil, Gas & Consumable Fuels				3,232,394
	Pharmaceuticals – 0.5% (0.3% of Total Investments)
1,165	Advanz Pharma Corporation	8.000%	9/06/24	B-	1,089,275
2,000	Bausch Health Cos Inc., 144A	6.500%	3/15/22	Ba2	2,070,000
3,165	Total Pharmaceuticals				3,159,275
	Real Estate Management & Development – 0.7% (0.4% of Total Investments)
4,250	Realogy Group LLC, 144A	5.250%	12/01/21	B	4,281,875
	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)
930	Advanced Micro Devices Inc	7.000%	7/01/24	B+	966,037
1,564	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	1,747,770
2,494	Total Semiconductors & Semiconductor Equipment				2,713,807
	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	752,813
1,400	Sprint Communications Inc.	7.000%	8/15/20	B+	1,452,500
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,060,000
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,753,828
11,650	Total Wireless Telecommunication Services				12,019,141
$110,553	Total Corporate Bonds (cost $97,331,092)				86,034,277

Shares	Description (1)	Value
	COMMON STOCKS – 2.1% (1.3% of Total Investments)
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
46,765	Cengage Learning Holdings II Inc., (8), (9)	$405,312
	Energy Equipment & Services – 0.3% (0.2% of Total Investments)
39,026	C&J Energy Services Inc., (9)	548,315
83,230	Transocean Ltd	654,188
2,712	Vantage Drilling International, (8), (9)	698,340
	Total Energy Equipment & Services	1,900,843

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
74,059	Millennium Health LLC, (8), (9)	$2,592
68,990	Millennium Health LLC, (7), (9)	71,614
64,762	Millennium Health LLC, (7), (9)	67,171
	Total Health Care Providers & Services	141,377
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
17,539	Catalina Marketing Corporation, (8), (9)	70,156
	Marine – 0.2% (0.1% of Total Investments)
7,338	HGIM Corporation, (8), (9)	249,492
32,786	HGIM Corporation, (8)	1,114,724
	Total Marine	1,364,216
	Media – 0.7% (0.4% of Total Investments)
105,890	Cumulus Media Inc., (9)	1,918,727
1,973,746	Hibu PLC, (8), (9)	479,620
26,045	Metro-Goldwyn-Mayer Inc., (8), (9)	1,823,150
45,942	Tribune Media Company, (8)	25,268
	Total Media	4,246,765
	Pharmaceuticals – 0.1% (0.1% of Total Investments)
34,292	Advanz Pharma Corporation, (9)	612,798
	Software – 0.7% (0.5% of Total Investments)
238,317	Avaya Holdings Corporation, (9)	4,547,089
	Specialty Retail – 0.0% (0.0% of Total Investments)
10,908	Gymboree Holding Corporation, (8), (9)	5,454
29,698	Gymboree Holding Corporation, (8), (9)	14,849
	Total Specialty Retail	20,303
	Total Common Stocks (cost $26,672,006)	13,308,859

Shares	Description (1), (10)	Value
	INVESTMENT COMPANIES – 1.7% (1.1% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund	$4,838,178
968,586	Eaton Vance Senior Income Trust	6,140,836
	Total Investment Companies (cost $11,981,509)	10,979,014

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 1.4% ( 0.9% of Total Investments)
$1,200	Bristol Park CLO LTD, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread), (11)	9.847%	4/15/29	Ba3	$1,197,882
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A, (3-Month LIBOR reference rate + 5.250% spread), (11)	7.851%	1/18/29	BB-	473,351

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
$1,200	Dryden 50 Senior Loan Fund, Series 2017-50A, 144A, (3-Month LIBOR reference rate + 6.260% spread), (11)	8.857%	7/15/30	Ba3	$1,164,427
1,250	Gilbert Park CLO LTD, Series 2017-1A, 144A, (3-Month LIBOR reference rate + 6.400% spread), (11)	9.187%	10/15/30	Ba3	1,219,693
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-10A, 144A, (3-Month LIBOR reference rate + 5.500% spread), (11)	8.092%	4/20/26	Ba3	2,731,267
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (3-Month LIBOR reference rate + 7.620% spread), (11)	10.212%	1/20/29	BB	1,505,920
600	Neuberger Berman Loan Advisers CLO 28 Limited, Series 2018-28A, 144A, (3-Month LIBOR reference rate + 5.600% spread), (11)	8.192%	4/20/30	BB-	561,845
$9,000	Total Asset-Backed Securities (cost $8,821,216)				8,854,385

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.0% of Total Investments)
2,637	Fieldwood Energy LLC, (8), (9)	$90,098
13,053	Fieldwood Energy LLC, (8), (9)	445,982
	Total Common Stock Rights (cost $372,581)	536,080

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
21,002	Avaya Holdings Corporation, (8)	$63,006
	Total Warrants (cost $1,915,310)	63,006
	Total Long-Term Investments (cost $1,048,770,686)	1,006,556,553

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.3% (2.7% of Total Investments)
	INVESTMENT COMPANIES – 4.3% (2.7% of Total Investments)
27,652,572	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.332% (12)	$27,652,572
	Total Short-Term Investments (cost $27,652,572)		27,652,572
	Total Investments (cost $1,076,423,258) – 162.3%		1,034,209,125
	Borrowings – (41.5)% (13), (14)		(264,500,000)
	Term Preferred Shares, net of deferred offering costs – (17.9)% (15)		(114,029,472)
	Other Assets Less Liabilities – (2.9)% (16)		(18,424,390)
	Net Assets Applicable to Common Shares – 100%		$637,255,263

JFR	Nuveen Floating Rate Income Fund (continued)
Portfolio of Investments April 30, 2019
(Unaudited)
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$25,000,000	Pay	1-Month LIBOR	3.600%(17)	Monthly	1/01/22(18)	$(55,927)	$(55,927)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	5.750%	Monthly	6/01/24(19)	51,146	51,146
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000%	Monthly	1/01/27(20)	(234,741)	(234,741)
Total	$115,000,000						$(239,522)	$(239,522)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$886,780,932	$ —	$886,780,932
Corporate Bonds	—	86,034,277	—*	86,034,277
Common Stocks	8,281,117	4,888,957	138,785	13,308,859
Investment Companies	10,979,014	—	—	10,979,014
Asset-Backed Securities	—	8,854,385	—	8,854,385
Common Stock Rights	—	536,080	—	536,080
Warrants	—	63,006	—	63,006
Short-Term Investments:
Investment Companies	27,652,572	—	—	27,652,572
Investments in Derivatives:
Interest Rate Swaps**	—	(239,522)	—	(239,522)
Total	$46,912,703	$986,918,115	$138,785	$1,033,969,603

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(12)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(13)	Borrowings as a percentage of Total Investments is 25.6%.
(14)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(15)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.0%.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.
(17)	Effective April 1, 2017, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.
(18)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.
(19)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.
(20)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.